Trade Payables - Schedule of Trade Payables (Details)	Jun. 30, 2025 MYR (RM)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 MYR (RM)
Current
Trade payables	RM 9,220,900	$ 2,187,639	RM 300,000
Third parties [Member]
Current
Trade payables	9,220,900
Related Parties [Member]
Current
Trade payables
Ageson Mantap Sdn. Bhd. (Renovation services) [Member]
Current
Trade payables			RM 300,000